Finance income and finance costs - Summary of detailed information about finance income and cost (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 17, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Schedule Of Detail Information About Finance Income And Costs [Abstract]
Gain on repurchase of convertible unsecured senior notes		$ 0	$ 357	$ 0
Net gain on financial instruments carried at fair value		1,257	0	0
Interest income		769	316	195
Gain on lease termination	$ 121	121	0	0	[1]
Finance income		2,147	673	195
Accretion expense and amortization of deferred financing costs		(2,098)	(2,140)	(2,358)
Interest on convertible unsecured senior notes and on long-term loan		(8,263)	(4,357)	(3,306)
Bank charges		(42)	(35)	(31)
Net foreign currency loss		(159)	(1,027)	(926)
Loss on Loan Facility modifications		(3,540)	0	0
Write off of deferred financing costs		(954)	0	0
Finance costs		(15,056)	(7,559)	(6,621)
Finance income cost		$ (12,909)	$ (6,886)	$ (6,426)

[1]	The company voluntarily changed its accounting policy to classify interest paid and received as part of operating activities, see Note 1.